Other Current Liabilities (Tables)	6 Months Ended
Jun. 30, 2023
Other Liabilities, Current [Abstract]
Schedule of Other Current Liabilities
Other current liabilities are comprised of the following:

	June 30, 2023	December 31, 2022
(In $ millions)
VAT payable	21.4	22.7
Other current taxes payable (1)	17.2	11.4
Corporate income taxes payable	2.5	—
Operating lease liability, current	0.5	0.5
Accrued payroll and severance	0.5	0.2
Other current liabilities	1.4	1.4
Total	43.5	36.2
(1) Other current taxes payable include withholding tax, payroll tax and other indirect tax related liabilities.